Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net Income Per Share
Net income (loss)	$ 6,698	$ 6,934	$ (7,712)	$ 12,527	$ 18,219	$ 3,783	$ 6,614
Weighted average shares used in computing net income per share					17,000,000	17,000,000	17,000,000
Basic	21,975,962	17,000,000	19,501,727	17,000,000
Common Share equivalents	129,047
Diluted	22,105,009	17,000,000	19,501,727	17,000,000
Net Income per share, basic and diluted					$ 1.07	$ 0.22	$ 0.39
Basic	$ 0.30	$ 0.41	$ (0.40)	$ 0.74
Diluted	$ 0.30	$ 0.41	$ (0.40)	$ 0.74
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			64,880